Investments (Valuation Allowance Rollforward by Portfolio Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	$ 35	$ 61	$ 87
Provision/(release)	(1)	(26)	(26)
Charge-offs, net of recoveries	0	0	0
Ending Balance	34	35	61
Commercial mortgage loans portfolio segment [Member]
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	32	58	84
Provision/(release)	(2)	(26)	(26)
Charge-offs, net of recoveries	0	0	0
Ending Balance	30	32	58
Agricultural [Member]
Mortgage Loans on Real Estate [Line Items]
Beginning Balance	3	3	3
Provision/(release)	1	0	0
Charge-offs, net of recoveries	0	0	0
Ending Balance	$ 4	$ 3	$ 3